Match Funded Advances - Match Funded Advances on Residential Loans (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011
Assets and Associated Liabilities of Transfers Accounted for as Secured Borrowings [Line Items]
Total	$ 1,446,091
Variable Interest Entities
Assets and Associated Liabilities of Transfers Accounted for as Secured Borrowings [Line Items]
Principal and interest	563,960
Escrow advances	642,347
Corporate advances	239,784
Total	$ 1,446,091